PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property and equipment are summarized as follows:

	June 30, 2018	June 30, 2017
Office furniture and fixtures	$71,027	$58,064
Office equipment	55,041	40,248
Subtotal	126,068	98,312
Less: Accumulated depreciation	70,798	39,026
Total	$55,270	$59,286